United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-09018

                         AMERICAN BEACON MILEAGE FUNDS
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                          Gene L. Needles, Jr., PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 391-6100

                   Date of fiscal year end: December 31, 2010

                  Date of reporting period: March 31, 2010

ITEM 1. SCHEDULES OF INVESTMENTS.


The American Beacon Money Market Mileage Fund invests all of its investable assets in the American Beacon Master Money Market Portfolio. The Schedule of Investments for the American Beacon Master Money Market Portfolio for the fiscal quarter ended March 31, 2010 is provided below.

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

                                                     PAR            VALUE
                                                     AMOUNT         -------
                                                     ------
                                                       (DOLLARS IN THOUSANDS)
COMMERCIAL PAPER - 51.01%
   Bank of Nova Scotia, 0.07%,
     Due 4/1/2010 .....................       $      20,000   $      20,000
   Commonwealth Bank of Australia, 0.195%,
     Due 5/17/2010 ++ ....................           35,000          34,991
   Credit Agricole North America, Inc., 0.23%,
     Due 5/3/2010 ....................               35,000          34,993
   Danske Corp., 0.20%,
     Due 4/15/2010 ++ .................              35,000          34,997
   General Electric Capital Corp., 0.22%,
     Due 5/7/2010 .........................          35,000          34,992
   National Australia Funding Delaware, Inc., 0.23%,
     Due 6/28/2010 ++ ..........                     35,000          34,981
   Rabobank USA Financial Corp., 0.22%,
     Due 5/12/2010 .....................             35,000          34,991
   Societe Generale NA, Inc., 0.20%,
     Due 4/6/2010 .....................              35,000          34,999
   Solitaire Funding LLC, 0.21%,
     Due 4/9/2010 ++ ......................          36,000          35,998
   Toyota Credit Canada, Inc., 0.21%,
     Due 4/13/2010 ........................          35,000          34,998
   Westpac Banking Corp., 0.19%,
     Due 5/17/2010 ++ ......................         35,000          34,992
   TOTAL COMMERCIAL PAPER ...........................               370,932
                                                                  ------------
TIME DEPOSITS - 9.90%
   Allied Irish Banks PLC, 0.65%,
     Due 4/9/2010 # .......................          36,000          36,000
   Bank of Ireland N.Y., 0.40%,
     Due 4/5/2010 *  ......................          36,000          36,000
   TOTAL TIME DEPOSITS ........................                      72,000
                                                                    -----------

                                                 SHARES
                                               ------------
SHORT TERM INVESTMENTS - 9.53%
OTHER SHORT-TERM INVESTMENTS - 9.53%
   AIM Short-Term Investment Company Liquid Asset
        Fund ................................      35,000,000          35,000
   RBC Prime Money Market Fund ................... 34,295,295          34,295
   TOTAL SHORT TERM INVESTMENTS ...................                    69,295
                                                                    -----------

                                                  PAR
                                                 AMOUNT
                                               -------------
REPURCHASE AGREEMENTS - 34.38%
   Barclays Capital, Inc., 0.47%, Due 4/1/2010 (Held
      at Bank of New York Mellon, Collateralized by
      Corporate Obligations valued at $39,329,
      3.25% - 8.508%,
      7/15/2011 - 4/24/2020) ............   $      36,000          36,000
   BNP Paribas Securities Corp., 0.42%,
     Due 4/1/2010 (Held at Bank of New York Mellon,
     Collateralized by Corporate Obligations valued
     at $39,600, 2.0% - 11.625%,
     6/15/2010 - 12/21/2065) ..................... 36,000          36,000
   J.P. Morgan Clearing Corp., 0.37%, Due 4/1/2010
     (Held at JPMorgan Chase, Collateralized by
     Equity Securities valued at $36,750) ......   35,000          35,000
   Merrill Lynch, Pierce, Fenner & Smith, Inc.,
      0.32%, Due 4/1/2010 (Held at Bank of New
      York Mellon, Collateralized by Equity
      Securities valued at $39,600) .............. 36,000          36,000
   Morgan Stanley & Co., Inc., 0.27%, Due 4/1/2010
     (Held at JPMorgan Chase, Collateralized by
      Equity Securities valued at $36,750) ....... 35,000          35,000
   RBC Capital Markets Corp., 0.27%, Due 4/1/2010
     (Held at Bank of New York Mellon,
     Collateralized by Equity Securities
     valued at $37,800) ...........                36,000          36,000

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

                                                     PAR
                                                    AMOUNT          VALUE
                                                 -------------   -------------
                                                  (DOLLARS IN THOUSANDS)
   Wells Fargo Securities LLC, 0.37%, Due 4/1/2010
     (Held at Bank of New York Mellon,
     Collateralized by Corporate Obligations valued
     at $37,800, Zero Coupon - 12.50%,
     5/1/2010 - 11/15/2056) ....................    36,000   $      36,000
   TOTAL REPURCHASE AGREEMENTS ...................                 250,000
                                                                -------------
TOTAL INVESTMENTS - 104.82% (COST $762,227) .................$     762,227
LIABILITIES, NET OF OTHER ASSETS - (4.82%) ..................      (35,074)
TOTAL NET ASSETS - 100.00% ..................................$     727,153
                                                                =============

     Percentages are stated as a percent of net assets.

++ Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $175,959 or 24.20% of net assets. The Fund has no right to demand registration of these securities.

# Obligation is subject to an unconditional put back to the issuer, same day notice.

* Obligation is subject to an unconditional put back to the issuer with one business day notice.

                             See accompanying notes

AMERICAN BEACON MILEAGE FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------


   Security Valuation

    Securites of the Portfolio are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the American Beacon Master Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The Fund's investments are summarized by level based on the inputs used to determine their value. As of March 31, 2010, the Fund's investments were classified as follows:



			               Quoted
			              Prices in
			               Active     Significant
			             Markets for    Other      Significant
			              Identical   Observable   Unobservable
			              Assets       Inputs        Inputs
DESCRIPTION                           LEVEL 1      LEVEL 2      LEVEL 3    Total
-----------                          ---------    --------    -------     -------
ASSETS:
COMMERCIAL PAPER                   $  -          $370,932      $ -      $370,932
TIME DEPOSITS                         -          $ 72,000        -      $ 72,000
SHORT TERM INVESTMENTS             $69,295          -            -      $ 69,295
REPURCHASE AGREEMENTS                 -          $250,000        -      $250,000
                                   -------       --------      ---      --------
TOTAL                              $69,295       $692,932      $ -      $762,227
                                   -------       --------      ---      --------

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON MILEAGE FUNDS

By : /s/ Gene L. Needles, Jr.
     --------------------
     Gene L. Needles, Jr.
     President

Date: May 28, 2010
      -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Gene L. Needles, Jr.
     --------------------
     Gene L. Needles, Jr.
     President

Date: May 28, 2010
      -----------------

By: /s/ Melinda G. Heika
    ---------------------
    Melinda G. Heika
    Treasurer

Date: May 28, 2010
      -----------------